Polaris Global Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2022
1
Shares Security Description Value
Common Stock - 99.4%
Belgium - 0.8%
38,970 Solvay SA, Class A $ 3,856,670
Canada - 6.9%
796,700 Lundin Mining Corp. 8,074,383
72,410 Magna International, Inc. 4,648,743
149,837 Methanex Corp. 8,170,530
122,700 Open Text Corp. 5,202,837
82,770 Toronto-Dominion Bank 6,567,177
32,663,670
Chile - 1.0%
220,900 Antofagasta PLC 4,854,798
China - 0.7%
1,990,000 Weichai Power Co., Ltd. 3,145,060
Colombia - 1.2%
491,900 Bancolombia SA 5,655,604
France - 4.0%
36,300 Cie Generale des Etablissements
Michelin SCA 4,937,287
54,107 IPSOS 2,705,485
112,276 Publicis Groupe SA 6,863,585
45,053 Vinci SA 4,634,609
19,140,966
Germany - 6.0%
63,400 BASF SE 3,630,252
261,742 Deutsche Telekom AG 4,902,695
178,700 flatexDEGIRO AG
(a)
3,633,484
87,000 Fresenius SE & Co. KGaA 3,209,247
27,800 Hannover Rueck SE 4,746,840
66,600 HeidelbergCement AG 3,806,114
16,600 Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen,
Class R 4,462,390
28,391,022
Ireland - 1.9%
1,963,841 Greencore Group PLC
(a)
3,315,042
36,700 Jazz Pharmaceuticals PLC
(a)
5,713,089
9,028,131
Italy - 0.4%
2,399,507 TREVI - Finanziaria Industriale
SpA
(a)
1,725,395
Japan - 8.3%
101,000 Asahi Group Holdings, Ltd. 3,701,010
277,200 Brother Industries, Ltd. 5,093,613
419,000 Daicel Corp. 2,811,919
46,100 Daito Trust Construction Co., Ltd. 4,918,999
169,000 Honda Motor Co., Ltd. 4,840,669
Shares Security Description Value
Japan - 8.3% (continued)
135,000 KDDI Corp. $ 4,441,227
700,200 Marubeni Corp. 8,201,784
50,900 Sony Group Corp. 5,322,466
39,331,687
Norway - 3.9%
243,896 DNB Bank ASA 5,543,437
329,537 SpareBank 1 SR-Bank ASA 5,026,985
167,854 Sparebanken Vest 1,963,795
116,600 Yara International ASA 5,853,939
18,388,156
Puerto Rico - 1.5%
88,700 Popular, Inc. 7,250,338
Russia - 0.0%
3,148,600 Alrosa PJSC
(b)
387
Singapore - 1.1%
213,250 United Overseas Bank, Ltd. 5,038,009
South Korea - 6.8%
21,200 Hyundai Mobis Co., Ltd. 3,760,571
95,200 Kia Corp. 5,812,301
39,100 LG Electronics, Inc. 3,887,257
377,015 LG Uplus Corp. 4,354,779
89,242 Samsung Electronics Co., Ltd. 5,124,577
97,000 Shinhan Financial Group Co., Ltd. 3,321,233
59,300 SK Hynix, Inc. 5,773,194
32,033,912
Sweden - 2.7%
125,200 Duni AB, Class A
(a)
1,366,196
103,203 Loomis AB 2,832,968
272,600 SKF AB, Class B 4,463,410
460,533 Svenska Handelsbanken AB, Class A 4,256,394
12,918,968
Switzerland - 2.3%
31,544 Chubb, Ltd.
(c)
6,747,262
47,900 Novartis AG 4,211,758
10,959,020
Taiwan - 0.7%
640,000 Catcher Technology Co., Ltd. 3,227,754
United Kingdom - 9.5%
393,000 Amcor PLC 4,452,690
708,411 Babcock International Group PLC
(a)
3,019,810
147,011 Bellway PLC 4,696,701
132,363 Bunzl PLC 5,160,717
4,681,050 Cineworld Group PLC
(a)
2,005,889
475,403 Inchcape PLC 4,184,237
16,513 Linde PLC 5,274,748
258,426 Mondi PLC 5,063,362

Polaris Global Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2022
2
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2022.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the
Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-
term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and
Shares Security Description Value
United Kingdom - 9.5% (continued)
55,928 Next PLC $ 4,431,698
92,561 Nomad Foods, Ltd.
(a)
2,090,027
2,508,047 Taylor Wimpey PLC 4,306,166
44,686,045
United States - 39.7%
45,651 AbbVie, Inc. 7,400,484
150,200 Allison Transmission Holdings, Inc. 5,896,852
14,900 Anthem, Inc. 7,319,178
52,500 Arrow Electronics, Inc.
(a)
6,228,075
87,200 Avnet, Inc. 3,539,448
80,600 Berry Global Group, Inc.
(a)
4,671,576
103,900 Brookline Bancorp, Inc. 1,643,698
14,800 Cambridge Bancorp 1,258,000
45,800 Capital One Financial Corp. 6,013,082
48,351 Carter's, Inc. 4,447,808
363,600 Cinemark Holdings, Inc.
(a)
6,283,008
219,774 Colony Bankcorp, Inc. 4,103,181
74,576 Crocs, Inc.
(a)
5,697,606
66,400 CVS Health Corp.
(c)
6,720,344
64,735 Dime Community Bancshares, Inc. 2,237,889
206,000 Discovery, Inc., Class C
(a)
5,143,820
23,000 FedEx Corp. 5,321,970
27,467 General Dynamics Corp.
(c)
6,624,491
52,700 Ingredion, Inc. 4,592,805
85,300 Intel Corp. 4,227,468
119,163 International Bancshares Corp. 5,029,870
40,200 JPMorgan Chase & Co. 5,480,064
28,000 M&T Bank Corp. 4,746,000
103,982 Marathon Petroleum Corp.
(c)
8,890,461
19,400 Microsoft Corp.
(c)
5,981,214
53,876 NextEra Energy, Inc. 4,563,836
232,322 NOV, Inc. 4,555,834
50,700 Premier Financial Corp. 1,537,731
301,800 Sally Beauty Holdings, Inc.
(a)
4,717,134
55,800 Science Applications International
Corp. 5,143,086
284,800 SLM Corp. 5,228,928
65,000 Tyson Foods, Inc., Class A
(c)
5,825,950
38,800 United Therapeutics Corp.
(a)
6,961,108
12,068 UnitedHealth Group, Inc. 6,154,318
120,438 Webster Financial Corp. 6,758,981
202,700 Williams Cos., Inc. 6,772,207
187,717,505
Total Common Stock (Cost $378,879,193) 470,013,097
Shares
Security
Description
Exercise
Price Exp. Date Value
Warrants - 0.0%
10,863 TREVI -
Finanziaria
Industriale
SpA
(a)
(Cost
$1,001,311) $ 1.30 05/05/25 $ 30,632
Shares Security Description Value
Money Market Fund - 0.5%
2,260,800 Northern Institutional
Treasury Portfolio
Premier Shares, 0.13%
(d)
(Cost $2,260,800) 2,260,800
Investments, at value - 99.9% (Cost $382,141,304) $ 472,304,529
Total Written Options - (0.3)% (Premiums Received
$(1,028,112)) (1,249,417)
Other Assets & Liabilities, Net - 0.4% 1,845,720
Net Assets - 100.0% $ 472,900,832
PJSC Public Joint Stock Company
PLC Public Limited Company
(a) Non-income producing security.
(b) Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $387 or 0.0% of net assets.
(c) Subject to call option written by the Fund.
(d) Dividend yield changes daily to reflect current market conditions.
Rate was the quoted yield as of March 31, 2022.

Polaris Global Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2022
3
generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2022, the Fund held the following written options contracts:
* Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as Written Options, which are reported at their market value at period end.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.
Contracts
Security
Description
Strike
Price
Exp.
Date
Notional
Contract
Value Value
Written Options - (0.3)%
Call Options Written - (0.3)%
(280) Chubb, Ltd. $ 200.00 05/22 $ 5,989,200 $ (487,200)
(100)
CVS Health
Corp. $ 115.00 05/22 1,012,100 (2,600)
(1,000)
Marathon
Petroleum
Corp. $ 80.00 04/22 8,550,000 (607,500)
(100)
Microsoft
Corp. $ 330.00 06/22 3,083,100 (67,500)
(650)
Tyson Foods,
Inc. $ 100.00 07/22 5,825,950 (78,650)
Total Call Options Written
(Premiums Received $(1,023,582)) (1,243,450)
Put Options Written - 0.0%
(13)
General
Dynamics
Corp.
(Premiums
Received
$(4,530)) $ 250.00 05/22 313,534 (5,967)
Total Written Options - (0.3)%
(Premiums Received $(1,028,112)) $ (1,249,417)
Level 1 Level 2 Level 3 Total
Assets
Investments at Value
Common Stock
Belgium $ 3,856,670 $ – $ – $ 3,856,670
Canada 32,663,670 – – 32,663,670
Chile 4,854,798 – – 4,854,798
China 3,145,060 – – 3,145,060
Colombia 5,655,604 – – 5,655,604
France 19,140,966 – – 19,140,966
Germany 28,391,022 – – 28,391,022
Ireland 9,028,131 – – 9,028,131
Italy 1,725,395 – – 1,725,395
Japan 39,331,687 – – 39,331,687
Norway 18,388,156 – – 18,388,156
Puerto Rico 7,250,338 – – 7,250,338
Russia – – 387 387
Singapore 5,038,009 – – 5,038,009
South Korea 32,033,912 – – 32,033,912
Sweden 12,918,968 – – 12,918,968
Switzerland 10,959,020 – – 10,959,020
Taiwan 3,227,754 – – 3,227,754
United Kingdom 44,686,045 – – 44,686,045
United States 187,717,505 – – 187,717,505
Warrants 30,632 – – 30,632
Money Market Fund – 2,260,800 – 2,260,800
Investments at Value $ 470,043,342 $ 2,260,800 $ 387 $ 472,304,529
Total Assets $ 470,043,342 $ 2,260,800 $ 387 $ 472,304,529
Liabilities
Other Financial
Instruments*
Written Options (154,717) (1,094,700) – (1,249,417)
Total Liabilities $ (154,717) $ (1,094,700) $ – $ (1,249,417)
Common Stock
Balance as of 12/31/21 $ -
Transfers in from Level 1 387
Balance as of 03/31/22
$ 387
Net change in unrealized depreciation from
investments held as of 12/31/21 $ (5,148,828)

Polaris Global Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2022
4
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES
TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE
FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.
THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT
THE FUND’S SECURITY VALUATION POLICIES AND ABOUT
CERTAIN SECURITY TYPES INVESTED BY THE FUND.